Schedule of Investments (unaudited)
December 31, 2023
iShares® Core S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.2%
BWX Technologies, Inc.	2,776,022	$ 213,004,168
Curtiss-Wright Corp.(a)	1,160,622	258,574,975
Hexcel Corp.	2,552,789	188,268,189
Woodward, Inc.	1,833,707	249,622,534
		909,469,866
Air Freight & Logistics — 0.3%
GXO Logistics, Inc.(a)(b)	3,610,327	220,807,599
Automobile Components — 1.5%
Adient PLC(b)	2,842,519	103,353,991
Autoliv, Inc.	2,272,995	250,461,319
Fox Factory Holding Corp.(a)(b)	1,286,275	86,797,837
Gentex Corp.	7,079,297	231,209,840
Goodyear Tire & Rubber Co. (The)(b)	8,605,763	123,234,526
Lear Corp.	1,768,209	249,688,793
Visteon Corp.(a)(b)	844,080	105,425,592
		1,150,171,898
Automobiles — 0.4%
Harley-Davidson, Inc.	3,846,459	141,703,550
Thor Industries, Inc.(a)	1,617,006	191,210,959
		332,914,509
Banks — 5.7%
Associated Banc-Corp	4,510,452	96,478,568
Bank OZK	3,193,352	159,124,730
Cadence Bank	4,706,890	139,276,875
Columbia Banking System, Inc.	6,330,335	168,893,338
Commerce Bancshares, Inc.	3,604,306	192,505,983
Cullen/Frost Bankers, Inc.	1,942,605	210,753,216
East West Bancorp, Inc.	4,277,263	307,749,073
First Financial Bankshares, Inc.	3,898,132	118,113,400
First Horizon Corp.	16,949,007	239,997,939
FNB Corp.	10,890,561	149,963,025
Glacier Bancorp, Inc.	3,365,201	139,050,105
Hancock Whitney Corp.	2,614,703	127,048,419
Home BancShares, Inc.	5,695,141	144,257,922
International Bancshares Corp.	1,619,791	87,987,047
New York Community Bancorp, Inc., Class A	21,908,683	224,125,827
Old National Bancorp	8,881,165	150,002,877
Pinnacle Financial Partners, Inc.	2,328,574	203,098,224
Prosperity Bancshares, Inc.	2,844,277	192,642,881
SouthState Corp.	2,307,035	194,829,106
Synovus Financial Corp.	4,438,491	167,109,186
Texas Capital Bancshares, Inc.(a)(b)	1,457,422	94,193,184
UMB Financial Corp.	1,325,636	110,756,888
United Bankshares, Inc.	4,090,097	153,583,142
Valley National Bancorp	12,943,006	140,561,045
Webster Financial Corp.	5,221,306	265,033,493
Wintrust Financial Corp.	1,858,537	172,379,307
		4,349,514,800
Beverages — 0.6%
Boston Beer Co., Inc. (The), Class A, NVS(a)(b)	285,639	98,713,982
Celsius Holdings, Inc.(a)(b)	4,500,110	245,345,997
Coca-Cola Consolidated, Inc.	142,013	131,844,869
		475,904,848
Biotechnology — 1.5%
Arrowhead Pharmaceuticals, Inc.(a)(b)	3,253,341	99,552,235
Exelixis, Inc.(a)(b)	9,438,148	226,421,170
Halozyme Therapeutics, Inc.(a)(b)	4,009,211	148,180,439
Security	Shares	Value
Biotechnology (continued)
Neurocrine Biosciences, Inc.(b)	2,981,978	$ 392,905,421
United Therapeutics Corp.(a)(b)	1,424,431	313,218,133
		1,180,277,398
Broadline Retail — 0.5%
Macy’s, Inc.	8,304,872	167,094,025
Nordstrom, Inc.	2,944,185	54,320,213
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	1,872,737	142,122,011
		363,536,249
Building Products — 3.5%
Advanced Drainage Systems, Inc.(a)	2,080,794	292,642,868
Carlisle Cos., Inc.	1,477,547	461,630,009
Fortune Brands Innovations, Inc.	3,827,017	291,389,075
Lennox International, Inc.	970,793	434,449,283
Owens Corning	2,697,378	399,832,341
Simpson Manufacturing Co., Inc.	1,295,133	256,410,431
Trex Co., Inc.(a)(b)	3,295,895	272,867,147
UFP Industries, Inc.	1,876,048	235,537,827
		2,644,758,981
Capital Markets — 2.8%
Affiliated Managers Group, Inc.(a)	1,026,111	155,373,728
Carlyle Group, Inc. (The)	6,570,167	267,340,095
Evercore, Inc., Class A	1,051,909	179,929,034
Federated Hermes, Inc., Class B	2,617,590	88,631,597
Houlihan Lokey, Inc., Class A	1,566,504	187,839,495
Interactive Brokers Group, Inc., Class A(a)	3,247,939	269,254,143
Janus Henderson Group PLC	4,022,211	121,269,662
Jefferies Financial Group, Inc.	5,109,236	206,464,227
Morningstar, Inc.	790,528	226,280,735
SEI Investments Co.	3,035,242	192,889,629
Stifel Financial Corp.	3,095,596	214,060,463
		2,109,332,808
Chemicals — 2.4%
Ashland, Inc.	1,555,183	131,117,479
Avient Corp.	2,766,762	115,014,296
Axalta Coating Systems Ltd.(a)(b)	6,677,598	226,838,004
Cabot Corp.	1,676,676	140,002,446
Chemours Co. (The)	4,505,140	142,092,116
Livent Corp.(b)	5,453,594	98,055,620
NewMarket Corp.	209,565	114,386,864
Olin Corp.	3,719,421	200,662,763
RPM International, Inc.	3,909,965	436,469,393
Scotts Miracle-Gro Co. (The)	1,261,216	80,402,520
Westlake Corp.(a)	972,275	136,079,609
		1,821,121,110
Commercial Services & Supplies — 1.3%
Brink’s Co. (The)	1,367,314	120,255,266
Clean Harbors, Inc.(a)(b)	1,528,456	266,730,857
MSA Safety, Inc.	1,121,511	189,344,702
Stericycle, Inc.(a)(b)	2,808,097	139,169,287
Tetra Tech, Inc.	1,616,036	269,764,890
		985,265,002
Communications Equipment — 0.5%
Calix, Inc.(a)(b)	1,779,185	77,732,593
Ciena Corp.(a)(b)	4,487,035	201,961,445
Lumentum Holdings, Inc.(a)(b)	2,033,462	106,594,078
		386,288,116
Construction & Engineering — 2.0%
AECOM	4,210,402	389,167,457
Comfort Systems U.S.A., Inc.(a)	1,083,956	222,937,230

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Core S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Construction & Engineering (continued)
EMCOR Group, Inc.(a)	1,427,802	$ 307,591,385
Fluor Corp.(a)(b)	5,170,925	202,545,132
MasTec, Inc.(a)(b)	1,834,535	138,910,990
MDU Resources Group, Inc.	6,180,476	122,373,425
Valmont Industries, Inc.	634,054	148,057,950
		1,531,583,569
Construction Materials — 0.4%
Eagle Materials, Inc.(a)	1,058,513	214,708,777
Knife River Corp.(a)(b)	1,716,798	113,617,692
		328,326,469
Consumer Finance — 0.7%
Ally Financial, Inc.	8,238,991	287,705,566
FirstCash Holdings, Inc.	1,122,609	121,679,590
SLM Corp.	6,867,386	131,304,420
		540,689,576
Consumer Staples Distribution & Retail — 1.9%
BJ’s Wholesale Club Holdings, Inc.(a)(b)	4,058,804	270,559,875
Casey’s General Stores, Inc.	1,131,063	310,748,248
Grocery Outlet Holding Corp.(a)(b)	3,012,848	81,226,382
Performance Food Group Co.(a)(b)	4,722,538	326,563,503
Sprouts Farmers Market, Inc.(a)(b)	3,082,407	148,294,601
U.S. Foods Holding Corp.(a)(b)	6,864,744	311,728,025
		1,449,120,634
Containers & Packaging — 1.8%
AptarGroup, Inc.	1,996,462	246,802,633
Berry Global Group, Inc.	3,584,364	241,550,290
Crown Holdings, Inc.	3,661,637	337,200,151
Graphic Packaging Holding Co.	9,288,804	228,969,019
Greif, Inc., Class A, NVS	773,051	50,704,415
Silgan Holdings, Inc.	2,456,505	111,156,851
Sonoco Products Co.	2,972,992	166,101,063
		1,382,484,422
Diversified Consumer Services — 0.9%
Graham Holdings Co., Class B	108,657	75,681,774
Grand Canyon Education, Inc.(a)(b)	897,056	118,447,274
H&R Block, Inc.	4,368,349	211,297,041
Service Corp. International	4,484,106	306,937,056
		712,363,145
Diversified REITs — 0.6%
WP Carey, Inc.	6,636,768	430,128,934
Diversified Telecommunication Services — 0.4%
Frontier Communications Parent, Inc.(a)(b)	6,712,965	170,106,533
Iridium Communications, Inc.	3,758,924	154,717,312
		324,823,845
Electric Utilities — 0.9%
ALLETE, Inc.	1,744,447	106,690,378
IDACORP, Inc.	1,536,180	151,037,218
OGE Energy Corp.	6,078,774	212,331,576
PNM Resources, Inc.	2,605,117	108,372,867
Portland General Electric Co.	3,069,147	133,016,831
		711,448,870
Electrical Equipment — 1.6%
Acuity Brands, Inc.(a)	939,277	192,392,108
EnerSys	1,226,120	123,789,075
nVent Electric PLC	5,035,485	297,546,809
Regal Rexnord Corp.	2,013,719	298,070,686
Security	Shares	Value
Electrical Equipment (continued)
Sensata Technologies Holding PLC	4,593,672	$ 172,584,257
Sunrun, Inc.(a)(b)	6,591,560	129,392,323
		1,213,775,258
Electronic Equipment, Instruments & Components — 2.4%
Arrow Electronics, Inc.(a)(b)	1,643,746	200,947,948
Avnet, Inc.	2,746,244	138,410,698
Belden, Inc.(a)	1,265,059	97,725,808
Cognex Corp.	5,224,556	218,072,967
Coherent Corp.(a)(b)	3,999,841	174,113,079
Crane NXT Co.	1,465,233	83,327,801
IPG Photonics Corp.(a)(b)	897,173	97,379,157
Littelfuse, Inc.	755,231	202,069,606
Novanta, Inc.(a)(b)	1,086,843	183,035,230
TD SYNNEX Corp.	1,556,747	167,521,545
Vishay Intertechnology, Inc.	3,831,400	91,838,658
Vontier Corp.(a)	4,683,902	161,828,814
		1,816,271,311
Energy Equipment & Services — 1.0%
ChampionX Corp.	5,912,224	172,696,063
NOV, Inc.	11,955,805	242,463,725
Valaris Ltd.(a)(b)	1,902,640	130,464,025
Weatherford International PLC(b)	2,188,825	214,132,750
		759,756,563
Entertainment — 0.2%
TKO Group Holdings, Inc., Class A	1,821,005	148,557,588
Financial Services — 1.5%
Equitable Holdings, Inc.	3,249,543	108,209,782
Essent Group Ltd.	3,240,202	170,888,253
Euronet Worldwide, Inc.(a)(b)	1,329,797	134,961,098
MGIC Investment Corp.	8,416,469	162,353,687
Voya Financial, Inc.	3,170,636	231,329,603
Western Union Co. (The)	9,048,360	107,856,451
WEX, Inc.(a)(b)	1,297,080	252,346,914
		1,167,945,788
Food Products — 1.1%
Darling Ingredients, Inc.(a)(b)	4,841,849	241,317,754
Flowers Foods, Inc.	5,830,876	131,253,019
Ingredion, Inc.	1,978,588	214,736,156
Lancaster Colony Corp.	618,016	102,831,682
Pilgrim’s Pride Corp.(a)(b)	1,218,813	33,712,368
Post Holdings, Inc.(a)(b)	1,542,151	135,801,817
		859,652,796
Gas Utilities — 1.0%
National Fuel Gas Co.	2,786,736	139,810,545
New Jersey Resources Corp.	2,961,035	132,002,940
ONE Gas, Inc.	1,683,049	107,243,882
Southwest Gas Holdings, Inc.	1,823,325	115,507,639
Spire, Inc.	1,596,517	99,526,870
UGI Corp.	6,357,742	156,400,453
		750,492,329
Ground Transportation — 2.0%
Avis Budget Group, Inc.	560,660	99,382,592
Hertz Global Holdings, Inc.(a)(b)	4,012,674	41,691,683
Knight-Swift Transportation Holdings, Inc.	4,895,311	282,214,679
Landstar System, Inc.	1,090,983	211,268,858
Ryder System, Inc.	1,345,188	154,777,331
Saia, Inc.(a)(b)	805,747	353,094,450

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Core S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Ground Transportation (continued)
Werner Enterprises, Inc.	1,924,047	$ 81,521,871
XPO, Inc.(a)(b)	3,519,806	308,299,808
		1,532,251,272
Health Care Equipment & Supplies — 2.4%
Enovis Corp.(a)(b)	1,507,819	84,468,020
Envista Holdings Corp.(a)(b)	5,202,097	125,162,454
Globus Medical, Inc., Class A(a)(b)	3,501,306	186,584,597
Haemonetics Corp.(a)(b)	1,540,036	131,688,478
Inari Medical, Inc.(a)(b)	1,553,337	100,842,638
Integra LifeSciences Holdings Corp.(a)(b)	2,064,225	89,896,999
Lantheus Holdings, Inc.(a)(b)	2,078,653	128,876,486
LivaNova PLC(b)	1,635,366	84,613,837
Masimo Corp.(a)(b)	1,347,141	157,898,397
Neogen Corp.(a)(b)	5,974,247	120,142,107
Penumbra, Inc.(a)(b)	1,171,397	294,653,201
QuidelOrtho Corp.(a)(b)	1,500,705	110,601,959
Shockwave Medical, Inc.(a)(b)	1,119,834	213,395,567
		1,828,824,740
Health Care Providers & Services — 2.1%
Acadia Healthcare Co., Inc.(b)	2,798,784	217,633,444
Amedisys, Inc.(a)(b)	990,415	94,148,850
Chemed Corp.(a)	457,141	267,313,200
Encompass Health Corp.	3,042,043	202,965,109
HealthEquity, Inc.(a)(b)	2,598,847	172,303,556
Option Care Health, Inc.(b)	5,375,972	181,116,497
Patterson Cos., Inc.	2,582,714	73,478,213
Progyny, Inc.(a)(b)	2,530,522	94,084,808
R1 RCM, Inc.(a)(b)	5,976,299	63,169,480
Tenet Healthcare Corp.(a)(b)	3,082,134	232,916,866
		1,599,130,023
Health Care REITs — 0.9%
Healthcare Realty Trust, Inc.	11,559,638	199,172,563
Medical Properties Trust, Inc.	18,179,835	89,262,990
Omega Healthcare Investors, Inc.	7,435,628	227,976,354
Physicians Realty Trust	7,238,154	96,339,830
Sabra Health Care REIT, Inc.	7,017,596	100,141,095
		712,892,832
Health Care Technology — 0.1%
Doximity, Inc., Class A(a)(b)	3,586,183	100,556,571
Hotel & Resort REITs — 0.1%
Park Hotels & Resorts, Inc.	6,373,081	97,508,139
Hotels, Restaurants & Leisure — 3.5%
Aramark	7,922,953	222,634,979
Boyd Gaming Corp.(a)	2,108,806	132,032,344
Choice Hotels International, Inc.(a)	755,714	85,622,396
Churchill Downs, Inc.(a)	2,060,226	277,986,294
Hilton Grand Vacations, Inc.(a)(b)	2,163,056	86,911,590
Hyatt Hotels Corp., Class A(a)	1,342,120	175,025,869
Light & Wonder, Inc., Class A(a)(b)	2,732,953	224,402,771
Marriott Vacations Worldwide Corp.	1,002,506	85,102,734
Penn Entertainment, Inc.(a)(b)	4,605,933	119,846,377
Planet Fitness, Inc., Class A(a)(b)	2,593,111	189,297,103
Texas Roadhouse, Inc.	2,026,888	247,746,520
Travel + Leisure Co.	2,197,963	85,918,374
Vail Resorts, Inc.	1,156,038	246,779,432
Wendy’s Co. (The)	5,070,611	98,775,502
Wingstop, Inc.(a)	892,763	229,065,131
Wyndham Hotels & Resorts, Inc.	2,517,919	202,465,867
		2,709,613,283
Security	Shares	Value
Household Durables — 1.9%
Helen of Troy Ltd.(a)(b)	720,598	$ 87,055,444
KB Home	2,323,668	145,136,303
Leggett & Platt, Inc.	4,046,282	105,891,200
Taylor Morrison Home Corp., Class A(a)(b)	3,261,097	173,979,525
Tempur Sealy International, Inc.	5,228,575	266,500,468
Toll Brothers, Inc.	3,262,025	335,303,550
TopBuild Corp.(a)(b)	964,360	360,921,374
		1,474,787,864
Independent Power and Renewable Electricity Producers — 0.7%
Ormat Technologies, Inc.(a)	1,630,268	123,558,012
Vistra Corp.	10,200,701	392,931,002
		516,489,014
Industrial REITs — 1.4%
EastGroup Properties, Inc.	1,406,132	258,081,467
First Industrial Realty Trust, Inc.	4,014,583	211,448,087
Rexford Industrial Realty, Inc.	6,406,849	359,424,229
STAG Industrial, Inc.	5,510,733	216,351,377
		1,045,305,160
Insurance — 4.1%
American Financial Group, Inc.	1,983,299	235,794,418
Brighthouse Financial, Inc.(b)	1,948,646	103,122,346
CNO Financial Group, Inc.	3,404,413	94,983,123
Erie Indemnity Co., Class A, NVS	756,993	253,532,096
Fidelity National Financial, Inc., Class A	2,896,620	147,785,552
First American Financial Corp.	3,131,575	201,798,693
Hanover Insurance Group, Inc. (The)	1,085,399	131,789,147
Kemper Corp.	1,828,358	88,986,184
Kinsale Capital Group, Inc.(a)	668,147	223,769,112
Old Republic International Corp.	7,913,892	232,668,425
Primerica, Inc.	1,062,965	218,715,678
Reinsurance Group of America, Inc.	2,000,258	323,601,739
RenaissanceRe Holdings Ltd.	1,593,225	312,272,100
RLI Corp.	1,218,592	162,218,967
Selective Insurance Group, Inc.	1,838,867	182,930,489
Unum Group	5,564,534	251,628,227
		3,165,596,296
Interactive Media & Services — 0.3%
Ziff Davis, Inc.(a)(b)	1,395,660	93,774,395
ZoomInfo Technologies, Inc., Class A(a)(b)	8,990,802	166,239,929
		260,014,324
IT Services — 0.8%
GoDaddy, Inc., Class A(a)(b)	4,274,081	453,736,439
Kyndryl Holdings, Inc.(a)(b)	6,964,298	144,718,112
		598,454,551
Leisure Products — 0.9%
Brunswick Corp.	2,088,488	202,061,214
Mattel, Inc.(a)(b)	10,720,718	202,407,156
Polaris, Inc.	1,611,137	152,687,453
YETI Holdings, Inc.(a)(b)	2,636,010	136,492,598
		693,648,421
Life Sciences Tools & Services — 1.1%
Azenta, Inc.(a)(b)	1,825,698	118,925,968
Bruker Corp.(a)	2,814,548	206,812,987
Medpace Holdings, Inc.(a)(b)	707,734	216,941,703
Repligen Corp.(a)(b)	1,575,900	283,346,820
Sotera Health Co.(a)(b)	3,001,266	50,571,332
		876,598,810
Machinery — 4.8%
AGCO Corp.	1,885,706	228,943,565

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Core S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Chart Industries, Inc.(a)(b)	1,274,379	$ 173,736,089
Crane Co.(a)	1,482,522	175,145,149
Donaldson Co., Inc.	3,662,849	239,367,182
Esab Corp.(a)	1,719,477	148,941,098
Flowserve Corp.	3,982,229	164,147,479
Graco, Inc.	5,122,775	444,451,959
ITT, Inc.(a)	2,491,755	297,316,207
Lincoln Electric Holdings, Inc.	1,736,026	377,516,214
Middleby Corp. (The)(a)(b)	1,626,871	239,426,605
Oshkosh Corp.	1,985,324	215,228,975
RBC Bearings, Inc.(a)(b)	882,746	251,485,508
Terex Corp.	2,042,580	117,366,647
Timken Co. (The)	1,969,950	157,891,493
Toro Co. (The)	3,151,700	302,531,683
Watts Water Technologies, Inc., Class A(a)	830,619	173,051,162
		3,706,547,015
Marine Transportation — 0.2%
Kirby Corp.(a)(b)	1,793,707	140,770,125
Media — 0.7%
Cable One, Inc.	138,088	76,858,400
New York Times Co. (The), Class A	4,966,090	243,288,749
Nexstar Media Group, Inc., Class A	978,321	153,351,817
TEGNA, Inc.	5,978,024	91,463,767
		564,962,733
Metals & Mining — 2.4%
Alcoa Corp.	5,416,677	184,167,018
Cleveland-Cliffs, Inc.(b)	15,322,673	312,888,983
Commercial Metals Co.	3,548,092	177,546,524
MP Materials Corp., Class A(a)(b)	4,371,343	86,771,158
Reliance Steel & Aluminum Co.	1,744,265	487,836,035
Royal Gold, Inc.	1,993,776	241,167,145
United States Steel Corp.(a)	6,769,309	329,326,883
		1,819,703,746
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Annaly Capital Management, Inc.	15,177,872	293,995,381
Starwood Property Trust, Inc.	9,031,166	189,835,109
		483,830,490
Multi-Utilities — 0.3%
Black Hills Corp.	2,063,584	111,330,357
Northwestern Energy Group, Inc.	1,858,719	94,590,210
		205,920,567
Office REITs — 0.6%
COPT Defense Properties	3,415,794	87,546,800
Cousins Properties, Inc.	4,606,387	112,165,523
Kilroy Realty Corp.	3,238,014	129,002,478
Vornado Realty Trust	4,852,123	137,072,475
		465,787,276
Oil, Gas & Consumable Fuels — 4.1%
Antero Midstream Corp.	10,337,200	129,525,116
Antero Resources Corp.(a)(b)	8,574,288	194,464,852
Chesapeake Energy Corp.	3,381,354	260,161,377
Chord Energy Corp.	1,252,799	208,252,778
Civitas Resources, Inc.	2,589,920	177,098,730
CNX Resources Corp.(a)(b)	4,821,239	96,424,780
DT Midstream, Inc.	2,941,008	161,167,238
Equitrans Midstream Corp.	13,149,600	133,862,928
HF Sinclair Corp.	4,751,467	264,039,021
Matador Resources Co.	3,362,682	191,202,099
Murphy Oil Corp.	4,453,873	190,002,222
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Ovintiv, Inc.	7,702,876	$ 338,310,314
PBF Energy, Inc., Class A	3,300,870	145,106,245
Permian Resources Corp., Class A	12,614,160	171,552,576
Range Resources Corp.	7,323,678	222,932,758
Southwestern Energy Co.(b)	33,429,728	218,964,718
		3,103,067,752
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	1,947,743	137,958,637
Personal Care Products — 0.5%
BellRing Brands, Inc.(b)	3,989,420	221,133,551
Coty, Inc., Class A(a)(b)	11,366,239	141,168,688
		362,302,239
Pharmaceuticals — 0.5%
Jazz Pharmaceuticals PLC(b)	1,910,767	235,024,341
Perrigo Co. PLC	4,112,648	132,345,013
		367,369,354
Professional Services — 2.9%
ASGN, Inc.(a)(b)	1,432,531	137,766,506
CACI International, Inc., Class A(a)(b)	676,135	218,973,081
Concentrix Corp.(a)	1,435,166	140,947,653
ExlService Holdings, Inc.(a)(b)	5,005,453	154,418,225
Exponent, Inc.	1,536,392	135,263,952
FTI Consulting, Inc.(a)(b)	1,077,735	214,630,925
Genpact Ltd.	5,065,428	175,821,006
Insperity, Inc.	1,074,926	126,002,826
KBR, Inc.	4,097,410	227,037,488
ManpowerGroup, Inc.	1,481,366	117,724,156
Maximus, Inc.	1,844,815	154,706,186
Paylocity Holding Corp.(a)(b)	1,312,842	216,422,004
Science Applications International Corp.	1,606,595	199,731,890
		2,219,445,898
Real Estate Management & Development — 0.4%
Jones Lang LaSalle, Inc.(a)(b)	1,443,852	272,700,327
Residential REITs — 0.9%
Apartment Income REIT Corp.	4,461,283	154,940,358
Equity LifeStyle Properties, Inc.	5,657,079	399,050,353
Independence Realty Trust, Inc.	6,820,043	104,346,658
		658,337,369
Retail REITs — 1.3%
Agree Realty Corp.	3,050,799	192,047,797
Brixmor Property Group, Inc.	9,123,181	212,296,422
Kite Realty Group Trust	6,658,469	152,212,601
NNN REIT, Inc.	5,537,120	238,649,872
Spirit Realty Capital, Inc.	4,289,439	187,405,590
		982,612,282
Semiconductors & Semiconductor Equipment — 2.9%
Allegro MicroSystems, Inc.(a)(b)	2,161,400	65,425,578
Amkor Technology, Inc.	3,132,772	104,227,324
Cirrus Logic, Inc.(a)(b)	1,635,820	136,083,866
Lattice Semiconductor Corp.(a)(b)	4,189,186	289,011,942
MACOM Technology Solutions Holdings, Inc.(a)(b)	1,642,487	152,669,167
MKS Instruments, Inc.	1,907,970	196,272,874
Onto Innovation, Inc.(a)(b)	1,489,625	227,763,662
Power Integrations, Inc.(a)	1,725,645	141,692,711
Rambus, Inc.(a)(b)	3,261,962	222,628,907
Silicon Laboratories, Inc.(a)(b)	964,512	127,576,002
Synaptics, Inc.(a)(b)	1,189,727	135,724,056

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Core S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Universal Display Corp.(a)	1,322,339	$ 252,910,557
Wolfspeed, Inc.(a)(b)	3,803,660	165,497,247
		2,217,483,893
Software — 2.5%
Aspen Technology, Inc.(a)(b)	850,640	187,268,396
Blackbaud, Inc.(a)(b)	1,307,564	113,365,799
CommVault Systems, Inc.(b)	1,329,102	106,128,795
Dolby Laboratories, Inc., Class A	1,807,502	155,770,522
Dropbox, Inc., Class A(a)(b)	7,775,205	229,213,044
Dynatrace, Inc.(a)(b)	7,237,302	395,808,046
Manhattan Associates, Inc.(a)(b)	1,868,506	402,326,712
Qualys, Inc.(a)(b)	1,116,432	219,133,273
Teradata Corp.(a)(b)	2,968,245	129,148,340
		1,938,162,927
Specialized REITs — 1.9%
CubeSmart	6,824,608	316,320,581
EPR Properties	2,286,253	110,768,958
Gaming & Leisure Properties, Inc.	8,104,007	399,932,745
Lamar Advertising Co., Class A(a)	2,658,014	282,493,728
National Storage Affiliates Trust	2,345,007	97,247,440
PotlatchDeltic Corp.	2,408,716	118,267,956
Rayonier, Inc.	4,140,678	138,340,052
		1,463,371,460
Specialty Retail — 4.0%
AutoNation, Inc.(a)(b)	787,211	118,223,348
Burlington Stores, Inc.(a)(b)	1,969,256	382,980,907
Dick’s Sporting Goods, Inc.	1,865,122	274,079,678
Five Below, Inc.(a)(b)	1,690,088	360,259,158
Floor & Decor Holdings, Inc., Class A(a)(b)	3,234,436	360,833,680
GameStop Corp., Class A(a)(b)	8,152,451	142,912,466
Gap, Inc. (The)	6,511,084	136,146,766
Lithia Motors, Inc., Class A(a)	835,234	275,025,851
Murphy U.S.A., Inc.(a)	587,635	209,527,136
Penske Automotive Group, Inc.	591,582	94,954,827
RH(a)(b)	469,098	136,732,685
Valvoline, Inc.(a)(b)	4,208,462	158,154,002
Williams-Sonoma, Inc.(a)	1,946,809	392,827,120
		3,042,657,624
Technology Hardware, Storage & Peripherals — 0.5%
Super Micro Computer, Inc.(a)(b)	1,407,744	400,165,310
Textiles, Apparel & Luxury Goods — 2.1%
Capri Holdings Ltd.(b)	3,527,349	177,214,014
Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Carter’s, Inc.	1,117,645	$ 83,700,434
Columbia Sportswear Co.	1,046,780	83,260,881
Crocs, Inc.(a)(b)	1,838,230	171,709,064
Deckers Outdoor Corp.(a)(b)	780,936	522,001,050
PVH Corp.(a)	1,833,919	223,958,188
Skechers U.S.A., Inc., Class A(a)(b)	4,054,675	252,768,440
Under Armour, Inc., Class A(a)(b)	5,729,707	50,364,125
Under Armour, Inc., Class C, NVS(a)(b)	5,869,975	49,014,291
		1,613,990,487
Trading Companies & Distributors — 1.5%
Core & Main, Inc., Class A(a)(b)	4,147,169	167,587,099
GATX Corp.	1,077,432	129,528,875
MSC Industrial Direct Co., Inc., Class A	1,407,199	142,492,971
Watsco, Inc.	1,027,839	440,398,176
WESCO International, Inc.(a)	1,333,144	231,807,079
		1,111,814,200
Water Utilities — 0.4%
Essential Utilities, Inc.	7,627,418	284,884,062
Total Long-Term Investments — 99.1% (Cost: $63,103,711,644)		75,832,301,354
Short-Term Securities
Money Market Funds — 5.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(c)(d)(e)	3,421,335,451	3,423,730,386
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(c)(d)	603,381,251	603,381,251
Total Short-Term Securities — 5.2% (Cost: $4,023,895,636)		4,027,111,637
Total Investments — 104.3% (Cost: $67,127,607,280)		79,859,412,991
Liabilities in Excess of Other Assets — (4.3)%		(3,308,604,309)
Net Assets — 100.0%		$ 76,550,808,682
(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Core S&P Mid-Cap ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares Held at 12/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 4,068,703,325	$ —	$ (646,567,952)(a)	$ 400,441	$ 1,194,572	$ 3,423,730,386	3,421,335,451	$ 11,190,699(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	225,712,057	377,669,219(a)	—	(25)	—	603,381,251	603,381,251	11,580,818	—
				$ 400,416	$ 1,194,572	$ 4,027,111,637		$ 22,771,517	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P Mid 400 E-Mini Index	699	03/15/24	$ 196,384	$ 8,720,840
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Goldman Sachs Bank USA(b)	08/19/26	$ 239,359,137	$ 11,308,593(c)	$ 251,151,620	0.3%
	Monthly	HSBC Bank PLC(d)	02/10/28	242,158,434	(4,307,398)(e)	238,333,525	0.3
	Monthly	JPMorgan Chase Bank NA(f)	02/08/24	23,359,513	517,245(g)	23,893,874	0.0 (h)
					$ 7,518,440	$ 513,379,019
(a)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
(c)	Amount includes $(483,890) of net dividends, payable for referenced securities purchased and financing fees.
(e)	Amount includes $(482,489) of net dividends, payable for referenced securities purchased and financing fees.
(g)	Amount includes $(17,116) of net dividends, payable for referenced securities purchased and financing fees.
(h)	Rounds to less than 0.1%.

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Core S&P Mid-Cap ETF
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)	(f)
Range:	40 basis points	40 basis points	40 basis points
Benchmarks:	USD - 1D Overnight Fed Funds Effective Rate	USD - 1D Overnight Bank Funding Rate	USD - 1D Overnight Bank Funding Rate
	(FEDL01)	(OBFR01)	(OBFR01)

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date August 19, 2026.
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Banks
Cadence Bank	118,498	$ 3,506,356	1.4%
Insurance
Fidelity National Financial, Inc.	4,853,886	247,645,264	98.6
Net Value of Reference Entity — Goldman Sachs Bank USA		$251,151,620
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date February 10, 2028.
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Banks
Cadence Bank	433,484	$ 12,826,791	5.4%
Financial Services
Equitable Holdings, Inc.	6,395,080	212,956,164	89.4
Western Union Co. (The)	845,717	10,080,947	4.2
		223,037,111
	Shares	Value	% of Basket Value
Insurance
Fidelity National Financial, Inc.	48,405	$ 2,469,623	1.0%
Net Value of Reference Entity — HSBC Bank PLC		$238,333,525
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA as of period end, termination date February 8, 2024.
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Banks
Cadence Bank	278,080	$ 8,228,387	34.4%
Financial Services
Western Union Co. (The)	1,150,394	13,712,696	57.4
Insurance
Fidelity National Financial, Inc.	38,275	1,952,791	8.2
Net Value of Reference Entity — JPMorgan Chase Bank NA		$23,893,874

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Core S&P Mid-Cap ETF
Fair Value Hierarchy as of Period End (continued)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 75,832,301,354	$ —	$ —	$ 75,832,301,354
Short-Term Securities
Money Market Funds	4,027,111,637	—	—	4,027,111,637
	$ 79,859,412,991	$ —	$ —	$ 79,859,412,991
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 8,720,840	$ 11,825,838	$ —	$ 20,546,678
Liabilities
Equity Contracts	—	(4,307,398)	—	(4,307,398)
	$ 8,720,840	$ 7,518,440	$ —	$ 16,239,280
(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust